SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) - EUR (€) € in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities Purchased Under Agreements To Resell Details [Abstract]
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 0	€ 0